Sales revenues	6 Months Ended
Jun. 30, 2018
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Sales revenues
22.	Sales revenues

	2018		2017
	Apr-Jun	Jan-Jun	Apr-Jun	Jan-Jun
Diesel	7,055	13,289	5,948	12,055
Diesel subsidy	149	149	—	—
Automotive gasoline	4,150	8,253	4,050	8,418
Jet fuel	902	1,841	708	1,484
Liquefied petroleum gas	1,120	2,276	911	1,748
Naphtha	543	1,115	582	1,422
Fuel oil (including bunker fuel)	244	551	273	588
Other oil products	998	2,033	912	1,788

Subtotal oil products	15,161	29,507	13,384	27,503

Natural gas	1,326	2,615	1,279	2,357
Ethanol, nitrogen products and renewables	459	987	874	1,773
Breakage	130	362	—	—
Electricity	521	875	744	1,242
Services and others	172	478	208	426

Domestic market	17,769	34,824	16,489	33,301

Exports	3,981	8,152	3,067	6,748
Sales abroad (*)	1,657	3,389	1,267	2,511

Foreign market	5,638	11,541	4,334	9,259

Sales revenues (**)	23,407	46,365	20,823	42,560

(*)	Sales revenues from operations outside of Brazil, including trading and excluding exports.
(**)	Sales revenues by business segment are set out in note 27.

In the first half of 2018 and 2017, there was no customer whose sales revenues totaled 10% or more of the Company’s sales revenues.

As set out in note 17.2, the revenue recognition of the diesel subsidy occurs when the diesel is sold and delivered to distributors.

The impacts of the adoption of IFRS 15 in the first half of 2018 are presented in note 4.